Leasing arrangements - leasee	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leasing arrangements - leasee
15.
Leasing arrangements – lessee
a)
The Group leases various assets, including land, buildings, machinery and equipment, and others. Lease contracts are typically made for periods of 2 to 30 years. For machinery and equipment, lease contracts are 3 years. For land, lease contracts are between 20 to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease contracts do not impose covenants, but leased assets may not be used as security for borrowing purposes.
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	Carrying amount
	December 31, 2023	December 31, 2024
	NT$000	NT$000
Land	615,385	734,958
Buildings	7,723	13,458
Machinery and equipment	411,809	260,375
Others	2,585	17,800
	1,037,502	1,026,591

	Depreciation expenses
	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Land	21,904	21,524	24,248
Buildings	10,861	11,738	12,195
Machinery and equipment	194,059	245,304	261,383
Others	1,997	2,461	5,468
	228,821	281,027	303,294

c)
For the years ended December 31, 2023 and 2024, additions to right-of-use assets were NT$419,625 thousand and NT$292,117 thousand, respectively.
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,556	18,757	19,902
Expense on short-term lease contracts	95,213	55,944	140,029

e)
For the years ended December 31, 2022, 2023 and 2024, the Group’s total cash outflow for leases were NT$333,133 thousand, NT$351,063 thousand and NT$443,345 thousand, respectively.